Convertible Promissory Notes (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020		$ 390,987
2021	$ 1,217,824	685,000
2022	473,880	570,150
2023	993,000	927,199
2024	75,000	25,000
Total long-term debt	$ 2,759,704	$ 2,598,336